Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities [Abstract]
Schedule of other liabilities	Following is a summary of other liabilities:

	December 31,
	2022	2021
Accruals and other accumulated expenses	16,812	9,266
Accounts payable	7,269	2,311
Other	2,730	2,784
Total	26,811	14,361